GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.3(s)(1)

Recovco Due Diligence Review Narrative

(GSMBS 2023-RPL2)

DESCRIPTION OF SERVICES:

(1)    Type of assets that were reviewed.

Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of Goldman Sachs Mortgage Company (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from October 2017 through December 2022 via files imaged and provided by Client or its designee for review.

(2) Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

▪ “Compliance Review”:	536 mortgage loans
▪ “Data Integrity Review”:	Not Applicable
▪ “Collection Comment Review”:	Not Applicable
▪ “Payment History Review”:	Not Applicable
▪ “Title Review”:	Not Applicable
▪ “Title Lien Alert Review”	Not Applicable
▪ “Modification Review”	116 mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.

The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody's Investors Service, Inc.	Moody's Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016
Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business	Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Loans In; U.S. RMBS Transactions, April 30, 2010
DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated May 4, 2021
Kroll Bond Rating Agency, LLC	US RMBS Rating Methodology, dated February 2, 2021

(4) Quality or integrity of information or data about the assets: review and methodology.

Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not Applicable

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents: These are seasoned loans and wherever appropriate, alternative documentation was reviewed. For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed the residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.          Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.	timing of initial and re-disclosed TIL(s); c) Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.          Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.          The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.       The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review

Recovco reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:

●	Initial application (1003);
●	Sales contract;
●	Hazard and/or flood insurance policies;
●	Copy of note for any junior liens;
●	Appraisal;
●	Title/Preliminary Title;
●	Initial TIL;
●	Final 1003;
●	Final TIL;
●	HUD from sale of previous residence;
●	Initial and final GFE’s;
●	Changed circumstance documentation;
●	Final HUD-1;
●	Right of Rescission Disclosure;
●	Mortgage/Deed of Trust;
●	Note;
●	Mortgage Insurance;
●	Tangible Net Benefit Disclosure;

●	Subordination Agreement;
●	FACTA disclosures;
●	Notice of Special Flood Hazards; and
●	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

TITLE REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY SUMMARY

Not Applicable

MODIFICATION SUMMARY

Recovco will review and collect the most current modification loan terms that best match the data tape.

Summary of findings and conclusions of review

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)

The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	266
* Good Faith Estimate missing or unexecuted (Lvl 2)	260
* Transmittal (1008) is Missing (Lvl 2)	251
* Missing initial TIL disclosure (Lvl 2)	238
* Missing credit report (Lvl 2)	190
* Application Missing (Lvl 2)	183
* Final TIL Missing or Not Executed (Lvl 2)	171
* Missing Appraisal (Lvl 2)	134
* ComplianceEase TILA Test Failed (Lvl 2)	125
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	97
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	93
* Right of Rescission missing or unexecuted (Lvl 2)	78
* Final 1003 is Missing (Lvl 2)	77
* Loan program disclosure missing or unexecuted (Lvl 2)	77
* Prepayment Rider Missing (Lvl 2)	57

* Missing Title evidence (Lvl 2)	48
* Right to receive copy of appraisal is Missing (Lvl 2)	39
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)	37
* Application Missing (Lvl 3)	35
* Not all borrowers signed TIL (Lvl 2)	29
* Special information booklet is Missing (Lvl 2)	29
* Loan appears modified. Mod missing or unexecuted (Lvl 2)	28
* Missing Appraisal (Lvl 3)	26
* TIL not hand dated (Lvl 2)	24
* Property is Manufactured Housing (Lvl 2)	20
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	17
* Missing Doc (Lvl 2)	17
* Note is missing or unexecuted (Lvl 3)	16
* Not all borrowers signed HUD (Lvl 2)	16
* Mortgage missing / unexecuted (Lvl 2)	13
* Final Application is missing (Lvl 2)	12
* Settlement date is different from note date (Lvl 2)	11
* Appraisal not dated (Lvl 2)	10
* Right of Rescission missing or unexecuted (Lvl 3)	10
* Final 1003 is Missing (Lvl 3)	9
* Initial Good Faith Estimate is Missing (Lvl 2)	7
* MI, FHA or MIC missing and required (Lvl 2)	7
* Missing required 1-4 family rider (Lvl 2)	7
* Final Application is missing (Lvl 3)	7
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	7
* Final TIL Date after actual transaction date (Lvl 2)	6
* Initial Truth in Lending Disclosure is Missing (Lvl 2)	6
* Missing Title evidence (Lvl 3)	6
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)	6
* Transmittal (1008) is Missing (Lvl 3)	5
* Mortgage - Missing required ARM Rider (Lvl 2)	5
* TIL transaction date missing (Lvl 2)	5
* ComplianceEase State Regulations Test Failed (Lvl 2)	5
* Missing Documentation (Lvl 3)	5
* Good Faith Estimate missing or unexecuted (Lvl 3)	5
* Credit score not provided (Lvl 2)	4
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)	4
* Credit report >90 days old at closing (Lvl 2)	4
* Loan program disclosure missing or unexecuted (Lvl 3)	4
* Mortgage missing / unexecuted (Lvl 3)	3
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	3

* HUD-1 Closing Statement missing or unsigned (Lvl R)	3
* Balloon Rider Missing (Lvl 2)	3
* Missing TRID RESPA Disclosures (Lvl 2)	3
* ComplianceEase RESPA Test Incomplete (Lvl 2)	3
* ComplianceEase TILA Test Failed (Lvl R)	3
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	3
* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	3
* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	3
* Appraisal dated after closing (Lvl 2)	3
* Homeownership Counseling List (Lvl 2)	3
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	2
* ComplianceEase TRID Tolerance Test Failed (Lvl R)	2
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	2
* Missing evidence of TRID Disclosure Delivery (Lvl 2)	2
* MI, FHA or MIC missing and required (Lvl R)	2
* Missing TRID RESPA Disclosures (Lvl 3)	2
* Missing Documentation (Lvl 2)	2
* Missing TRID RESPA Disclosures (Lvl R)	2
* Loan has escrow holdback. No proof it was released (Lvl 2)	2
* ComplianceEase State Regulations Test Failed (Lvl 3)	2
* Condo / PUD rider Missing (Lvl 3)	2
* Mortgage - Missing required ARM Rider (Lvl 3)	2
* ATR / QM Worksheet (Lvl 3)	2
* ComplianceEase TILA Test Failed (Lvl 3)	2
* Missing credit report (Lvl 3)	2
* ComplianceEase Exceptions Test Failed (Lvl R)	2
* QM Points and Fees (Lvl 3)	1
* MI, FHA or MIC missing and required (Lvl 3)	1
* Condo / PUD rider Missing (Lvl 2)	1
* Initial Good Faith Estimate is Missing (Lvl 3)	1
* Prepayment Rider Missing (Lvl 3)	1
* Required Affiliated Business Disclosure missing/unexecuted (Lvl R)	1
* ComplianceEase Exceptions Test Failed (Lvl 3)	1
* Missing AUS (Lvl 3)	1
* Missing required 1-4 family rider (Lvl 3)	1
* Appraisal not dated (Lvl R)	1
* Application on/after 2010 and Service Provider List is Missing (Lvl 2)	1
* Missing evidence of TRID Disclosure Delivery (Lvl 3)	1
* VA Loan Fees Not allowed (Lvl R)	1
* Right to receive copy of appraisal is Missing (Lvl 3)	1
* ROR H9 form for the same Lender refinance was missing (Lvl 2)	1
* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	1
Grand Total	2932

COMPLIANCE REVIEW RESULTS SUMMARY

After review of the 536 mortgage loans, 55 mortgage loans had a rating grade of “A / RA”, 35 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and 446 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	55	10.26%
B / RB	35	6.53%
C / RC	0	0.00%
D / RD	446	83.21%

DATA INTEGRITY REVIEW RESULTS SUMMARY

Not Applicable

TITLE LIEN REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY REVIEW SUMMARY

Not Applicable

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

MODIFICATION REVIEW SUMMARY

For 116 mortgage loans Recovco captured and reported the data from the modification agreements.

Final Loan Lists:

Compliance

Recovco ID
MPUGCQZSWWJ
5XMWXDFM0JW
2VLJSWMP5IY
PNDF11R0QYR
LPUEWPKGRSI
1RZ4TDD1SNP
CGR1H4BTNHH
KOWZCBLW14P
04PG5BCVJZS
XUIFMVSSZVC
NTXKQCDVWVL
CZXBWZHHFM5
IDXV43XA2SO
ERUBOI55IVX
0CLHOCGGEVU
YOHPRVG54OK
UDB3Z2HUR5N
GP4KKR0XVPF
K4I23PN0AV4
CKUTM4H3NVS
4PHCOWMIJZT
LBKCGBUJJZG
GTJXKZRQNBW
44IT4J4PK1L
2LGTUIIEL0W
MS5I0M22M1B
ZPZVZXOO3Y2
CEBEMUIJBRB
MNB4F3IWJK4
YPDTTACJ1VO
QU1DPLUBD01
KOCSJNRWHUF
Q4POZTSH0MJ
YMN3KC45TR3
3QWUY3VKK00

ZTV0MBEXAGE
W2OYS3VTIU4
LLFXGIENADG
J0Q4WMF5PA4
LBUMTJQWVOF
W33GM0SAVTP
URP2SALZC0Z
5ZCWBNPW4IQ
C5QMPQN2O2T
0QEMAY3U34O
1XCSIAEWKKX
4HZT2IVR5OK
47505369
UBQL4ALN2W1
30731925
RATYPNAON5E
KDC0ULHKL0Z
55W2J0ZY4A3
1RZJL3KUFP2
OSK0X0NO2CR
QR0SUOFC2CR
A1TANNASQSK
E1OK52X4B0J
UDRIGWPZAQC
QEPYGBFDQIP
ZGJZ2I1CVNT
2IDPRDTL111
0O4NPPJ3NOF
KRJOX3QX1Q0
QSN3S2SIUGW
LKVZTEXSCA2
S2ESGIXA4KR
J14ULNNDCQC
MXCY5Q5HMI0
CK4ARX0NJGL
ZGWQXO3LGFI

FKU4RG13ODO
NRYCYEA3BA3
5NMTM5ZWNZR
D5HZHL5T5WF
SVVSZP3XDXK
XRQ3BG2FGGU
UQJW0NFCSQT
ZONFEVPK1LX
RA5YBAXJPKJ
IPPISMOR2NN
WDUCQGBOZAB
KUXTNIS0ZUZ
LHIE1HQKS1M
UXT5535FLU3
D32IAKNNISO
5B22NKNDHBA
BX401GYYLFQ
TKWTIVUZMJT
QZY0DAB1L23
0EKS0ATCVVW
Z0JUV0JWZ05
LTHQJ43H0H0
EHDSNR02ZJ3
RSQ3LUCZRLT
1AXFO02LYTL
V4JMK5WPHPF
VW3BJ4KXERF
IWCJZYRGU20
IHECIWBZJVN
WFUP4QBNTGL
SRONEX3SL4K
PN4GJFIPTTY
VSQF0SHUYVJ
FHGDPBW3DX4
R1VUNMKS1PM
3IGOHO4YSA2

NCP4UX5Z4O1
ACADGEQV5PD
EMPZ2SJCZS5
NQ2LXHKASYY
IPVQ42IAQ5I
WJHSNMC2X0R
5EUUTBV32QD
XAL5IDECYTB
XTOIRFC34V1
HKITVOPDBWD
YMAMZPPC41P
PGVEHU5DKPV
L50TNIVKLLR
GTUMDPGQMA1
UXJFQL5WUKH
YBYEEB2Z3CM
FYBH1BIO5XK
SDYBWMOSXMP
COYL4S1Y5PT
V4MRKUHWYNP
13363182
4JVIDFOWBN5
XNRHWCN542I
03WOKTNK0TI
AWZIMQXZQ4I
15U2Q4V42TE
B4Y3UANUZQY
05HFHZZD2P4
OLK3CBDWG1I
Z0FIAHPEFQP
NB0NNVRPNDZ
HM2LFNUW4JP
JDWLGOPY4VF
2A3ELNPWMW4
WRMDLIUSIZ3
BSITCREMOVL

BXLIS4CPTMY
UQE1CZNKKCH
HCFF2P2MNE1
5NI2WVFTIUG
MCCLI1OJGV5
CI4ZSYBZTEA
CFH155WNXTY
0TL44LKFTAF
LW2V45XXPJR
BECXZYJ2PZX
A45NQREWWXJ
ZAKLHUTTBRO
VK3WLT53JRN
XF4FSJWIDOJ
GZBLMEJZNMH
HI3ILYXV5DQ
AGLXLMLS2AF
CLH4RMVNUR0
RP0RX5FVSXR
NHLRKNARGUD
FUOTQVZWPDZ
LRHWZSGNHYY
LRZ4K5HNAMX
QLUMVKXKVDG
AL1LRLXVLRK
QFVTBWMG4SK
XCB0MUEZREG
333DGV50D2I
OBNY5X0PB41
5IWY5LLUQ4A
RS0HR5B1DST
SNW02ZV2H30
M2PEHCOZEGA
YGYNJCINZFD
S2GNPN4DQOS
MVBBPLVWWRP
FBBO0KWSC4F
VZF4RBSFS2F
ZPSRUFP104N
FFXRT2UVNET
DXDSPPEELQZ

ZBPNUXIYJ0X
NR53QMVIATI
030TH2WADD4
0UQWYXHL2AL
UPAQ4PRDMJN
5EWVHTTIVOI
2KEA1MHKB3T
TSMOO5BPVFE
FRIO2QTCJ0C
LEIUOJJOXW3
U44IZ0IPBF1
5PALHL5NOSV
GLFXE3TY2MI
BFZUZ4YYVEF
QWAI0SQVFVP
WJ354NKCRLD
ZZZUK0YF2HF
VPTPYDOAKLZ
WHZBG55IKDT
KZIM112X053
3KZB0UFXQSE
LYR3C112BJU
VUSWJMSNUQV
BFQYUHWRG4R
BTOBAA5GR4P
5OXLXNAKGTA
YQBWGLZZ4LW
XODCNVHQL5P
GS4CJGJOAFX
FDYDSAG03C2
RKY4V5QNN2S
XPQOGWU0U3K
04OXQPWCJPY
HVA03H214EA
ZC4N0D2S4TC
I5TDTNGHWB1
LI0AV4XSLL3
LGBCJOKN320
PVGHTLXAZGI
A2KTMW01AFI
10HDCYSPT2K

IQOBRMXIZ21
FX4XQLZK1IV
44JZ3R0QBMP
2UG4WJ53RPN
I320PW5KHEX
D1OKCSUOC45
WRK3O2VED0D
ASI3PAKAUY2
J05XAUEU1PM
ZEXKVN1LAPX
LGRGIMROQEM
0OHBO21HAU0
AQ0QNVODLX4
VWXKETL34VF
5BHLKXQRA23
A0NGRAB2ZCC
F5JADKSF5WH
BECOGXB3IEI
BRHSHPSWNJU
MTVCYBPYUTL
UX51S511HLF
0D44NWTCQPX
U13T1T4C32A
M1KFKBDNSMJ
KSGXA5N25IC
FEDYWCI4UJ5
NPNUIJ4AT4P
PEHIVPM1ZVQ
KLR2RNNANHC
GLFXKBV1CES
NXQH2Z45GPK
B5XOQV2AOES
VIKWUKJFQYC
WQUAS10IQ02
320XHRH4OTX
HF34WRLAFAO
2BAKCAVY5P1
GBCX3VZ3ZKS
VQEGUCAZF5D
DQL0SZ4ZFWB
0DERAFTRLRK

MHXIJB5ELWW
KMZ1MYQ1JIH
0OGRSQ4PVCD
Y04W0XLXGAS
FE1RNEJC5RI
2F01KXVFMEM
THGYS5SYPEX
D3EIMWGL2JP
GGMWCTAGN14
JY5MB5ZPRY4
DWXC25VDE5E
ZIUVJ4OOMNZ
BRQTXYGX53D
5TXNPF2VWRK
4UXUSXIYH0B
E4MCNYPKSHN
MK3XMWTISOL
EBSPZLZWS2D
OENC1OKQFOX
JOCORML4LUU
G0YFHBVP3VV
K2LTACVM2WG
U0V3JACS1QU
BA0BHNLLDPL
QWGPAOZCFBR
DBBNAGAHTPI
G0N0Q1KPMSK
ZGLLROUCMBW
5AEPO2CV2SA
MISKEAT05QE
2ETRXGZV3BY
Y4FYXOUI44N
TWLAP14UCAG
HJOMTFSWMK4
RPBCDCX2Z5D
WJTXIDV5R5X
JOU34CPY1EY
HZPXCBOGUK2
I322UDMGLUK
WW0QRGZDMOA
TWDEMDHMWKX

DZUDADEK1JL
H5FOAADKZPQ
HR1UBIWGBWY
PRJQYHGJDSP
WPIX33NJN3P
GCBP1J30FP1
HZKLXHRAXMS
G5FWCDAKAZ4
SAMXQDOWSLV
20C4SN05PYZ
L340IYUEOJR
BFCOVZWDVZR
4RVWB2VIRO4
WAWPZ43L0RX
EPK2W1SQLPL
MR45HMTA3PE
YLRZHMHRCD1
BX3140PEVMN
RXNCYIEOZDC
O1J2DIX1HYZ
VW0TNVHGGA1
10WZXZBWMXQ
1JJ5RZUNMKM
LMN3UMU23KL
PD4GEIMTGMV
RXLNIOD3ZSO
DIF0IFS1OVY
YOFBIZA4PO4
52EBNASKB5E
H1CMUKQTU5Y
GBJQGNT2IGS
WR4HCDIQX2P
MUGXQXYCFTX
WEQNLFGWGK0
ROYBJUEE2ZH
PSZQDKLMDJV
ZSQZNSBEUBS
ZG5NFPSNRS5
5BNJEBOXOQ0
1AUG4SIOIQC
IFJCSKSVSGO

V5GEFCOBQLT
KOL1SQWYY5M
4FMRLJDGQI4
20TLZTWK2TL
OCQD2IAGJZ4
KUBKERGOE3W
TITDTYHS0FF
5BEYYFRWXCY
13323L41DY0
SV5DT0NCN0N
CQMMJHXN0S4
P1XRUDDCIXZ
AZOHLK0T00G
TV1HVCEPJLK
C4FARNHZXBZ
T1DLXVCMIBK
AG5FOF2ZLNP
2VG4QIZWJ4D
WZO5FSSN30S
ORQ2TLFYGU5
0ZANJS2WD2L
LMNYNDAPDRD
QC5TJM3IEHJ
2UXA1N0DKJ3
TAGUD1LCID3
DJAXZL1W3E2
IJBS4P1Y1US
XL0Q2ETL5BL
0HMUIN2ESMR
0ORJHU15V1Q
V1LVVW4WIOJ
3XIKTD0Q5MB
IJSU1VOAUTU
35AOBP0YF4I
DGBQL5X2XFZ
UMMQXPBP3HJ
KT2ERO12QBA
SDTHFQTJUZZ
WKVF0LCPFV1
2D1LMYK4WB0
CO1ZSRRC2ZK

HTC4HJELUD5
FSPU1PZDZE5
TOB12HD5REV
I43KCAIXOEN
3RZK44ULYYZ
YWXSXDH0NQO
2LQOVKK2T3G
IXECKSA3ZEV
JVDC2DMFJVF
T3QXUZAECYU
EHGTZZID1IG
C2BQELX3VJF
SRNBE5FAS1G
2AK3S0KQMWG
V0EAUQEDSDS
KA3GYGB5CKA
Y10HMUFBFUE
XNAODWACYES
0BWPNHT245A
WMJLA02ADCG
DJK1ALOCB22
FYBIXWXE4ZM
V4H2RBSOR2S
O0OW5C5JCVV
HLSNZHOIZEO
FVWPRNA3HPY
QEG5UZ1FCJS
T0KCAZXNTKZ
0YW5UJA12WY
HVQUQOHYH04
ZDTC1XWZGB4
MHHV2ALREPV
KSHLNO53RHE
M4H5AJS542H
QXAJMGQ5AZN
K5SIBCNZUL4
VOL2NFE21XS
43TMROCGWQI
TJ1YUCCFP4T
ZCYNFX35TKD
BG3UBMWRV12

HAT4XXVNMWE
MJE45ZKJNSO
EVIV5EYFAIP
NH15FLTOVQN
R0VE52MPY3V
ZHXCILU322P
KCQJTTESWMK
MQGHO5CRXH5
DRSINTMYFDQ
DRPMCNHWPRB
ZJ2EMPLCZQB
P1Q14LJH3ZK
ADSFDAHRAHZ
53XBRIFL0DM
C0HFEQJPCCO
DPINDVOGO0Q
DLH1TYLVFMB
221325
33758889
39430984
39431010
39431114
39431175
39431199
39431319
39431413
39431459
39431482
39431486
39431488
39431663
39431710
43786022
8052607
8055915
218719
221952
39431044
39431069
39431129
39431210

39431217
39431341
39431575
39431584
218651
221036
221333
26695910
26696020
27163014
288255
34751
39430998
39431029
39431101
39431102
39431127

39431148
39431151
39431374
39431396
39431409
39431415
39431427
39431434
39431452
39431465
39431550
39431560
39431715
43785872
43785889
43785892
43785898

43785903
43785925
43785951
43785960
43785961
43785966
43785976
43785992
43785996
43786001
43786002
43786008
43786026
43786033
43786034
43786035
43786036

43786038
43786039
43786044
43786050
43786058
43786078
43786083
43786087
43897713
8043846
8044190
8054595
8056731
8057531

Modification

Recovco Mod ID
XPLBV25J531
LGCQC5UTDWN
MEFKQRWSYVA
UPSVDFMVF1D
YGAYK0QBMNC
A1TFRAEDZIW
UOXVGGLGBZW
STLXVML4NVK
1WGULC131Y0
EODQQ3OKO4A
SUNFMR11E52
3PVKXBAZTSO
PQOU5IMHKY5
B1XBWEK3E1S
SRE4MZCQRX5
CN2EGRG5FPZ
K2IQIOLSP50
P2HRRG5L2XX
UIREEZP4YNW

YXR3FOLWQS1
ZTC1DTUKUCG
T040RYOJWLA
1ZBDVZJQLUQ
PDZKACGJHAC
RNYAJSHO0ZK
S5AJJIPQGWL
3NP3AFKQDRV
DDPRMFFGUM1
0IWWTQXMEI1
SYH4LUF50FW
LZ3LMI24IAY
VGQZX5TDIGS
XQ4T0JADCAK
WDG2VL2RUQE
RWB1VOVBRMF
EF4MXJ5GIBC
AQ4J1PXMDMN
RYBW4PJWCUB
EY1O4UHZGJ4

LFQMTAHR2FV
LS3QTATCGAW
3ZU5CUYJFCM
ORTIAZQXD0M
K3X1JKSHA1Z
VR503YRWCGY
1KX4KEJSLLS
04VBEPQEIDS
O51ECXP2W4E
MWZINX02FB4
VR4RR0OB3VU
0NBMK2OWBWY
AIMDL0IAL0H
ZQHJ4ISLRK3
OZ4JUNXCM5W
DC5UCNRGJCT
MHIUSKQJ2MQ
K0SN1OMG0QO
UMUMJXOQL1A
3WOBREQJJMH

OTHMNSSV34F
ZLUDJWGGV01
UEAJKL5JYSS
BIEMK1OUGTN
C1JVHLCZL0J
A2LB51PUS5H
ZII3DHO4DQP
OX2LDAMN52N
BIO2EL5QWFX
ZHOPC43LRHP
TIY3FQUQOX4
BQAYXG1ODFV
PSGO4DWEOSD
EDZKOUECWTJ
IAS3EJKNCDI
30JKDTXYC1M
3JBFVIRV2V0
R3Q4AI5IS3O
5PHXSGKLMS4
MF0G2YE3BTL

QQ0Y5RQBD4Y
ZGNDFZ054U0
DYIP151JSLO
Z3B13NGZUKR
ND1BOOMZUNF
GE00VMJLX0V
OSAWWT4VJ2M
1ZCVDUNT2YP
2WJFZRZSYDX
YDTNZNWCNLN

SI05JSKAFVV
I5TICFF1BGK
F32RFAXO3SF
GR2POM22I5V
PWK1WGTKTW1
LLROAEMTQC1
YAW42OXK24E
20VFJNXGNSD
2SMUUUPC51O
RNDKGVB0DBU

RJRC0HQEEYA
NGAAMOEKWTO
C3EK2TUXTAA
UIFMYHZ3A2U
B3PDFNOWJJQ
UJVEBC35V40
CIUWRIGDNG2
2MQWNLLCRCG
A0V33ODE2NX
LY3GATNRSBZ

CLMGOZEDT5W
HDQSLOD30NK
BQUAMPOIDFZ
V0IRDQFTOFN
COD3GHRP2LJ
PYSI2TUXEE4
EAPTSGXMM5H